Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025 EUR (€) segment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of reportable segment | segment	1
Number of performance obligations in collaboration and license agreements	1
Number of performance obligations in research and collaboration agreements	1
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets | €	€ 0